Cash and Cash Equivalents and Short-term and Long-term Investments - Schedule of Cash, Cash Equivalents and Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents due in 90 days or less, Cost	$ 47,862	$ 106,140	$ 105,971	$ 32,890
Investments, Cost	57,499
Total cash, cash equivalents and investments, Cost	105,361
Investments, Gross unrealized gains	2
Investments, Gross unrealized losses	(83)
Cash and cash equivalents due in 90 days or less, Estimated fair value	47,862	$ 106,140
Investments, Estimated fair value	57,418
Total cash, cash equivalents and investments, Estimated fair value	105,280
Total cash, cash equivalents and investments, Estimated fair value, Gross unrealized gains	2
Total cash, cash equivalents and investments, Estimated fair value, Gross unrealized losses	(83)
U.S. Treasury Securities Due in One Year or Less [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost	6,993
Investments, Gross unrealized gains	2
Investments, Estimated fair value	6,995
Non-U.S. Government Securities Due in One Year or Less [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost	14,518
Investments, Gross unrealized losses	(19)
Investments, Estimated fair value	14,499
Corporate Securities Due in One Year or Less [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost	32,987
Investments, Gross unrealized losses	(58)
Investments, Estimated fair value	32,929
Corporate Securities Due in More Than One Year [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost	3,001
Investments, Gross unrealized losses	(6)
Investments, Estimated fair value	$ 2,995